Taxes On Income (Schedule Of Income Before Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Domestic	$ 189,228	$ 141,532	$ 156,328
Foreign	59,326	57,956	46,691
Income before income taxes	$ 248,554	$ 199,488	$ 203,019